Rule 497(e)
                                                               File Nos. 2-80886
                                                                   and 811-03626



                                Citizens Funds(R)
                            Citizens Core Growth Fund
                          Citizens Emerging Growth Fund
                                Citizens 300 Fund
                       Citizens Small Cap Core Growth Fund
                               Citizens Value Fund
                             Citizens Balanced Fund
                           Citizens Global Equity Fund
                       Citizens International Growth Fund
                              Citizens Income Fund
                       Citizens Investment Grade Bond Fund
                         Citizens Ultra Short Bond Fund
                           Citizens Money Market Fund


                      Supplement dated December 1, 2003 to
            Statement of Additional Information dated August 29, 2003

The following information supplements the information set forth in the section entitled "Brokerage Allocation and Soft Dollars" in the Funds' Statement of Additional Information:

In November 2003, the Funds established a commission recapture program with certain brokers. Under the program, a percentage of commissions generated by the portfolio transactions of the Funds is rebated to the Funds by participating brokers and is used to reduce the operating expenses of the Funds.